SUMMARY OF NONEMPLOYEE OPTION ACTIVITY (Details) - Non-Employee [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of Options, Beginning balance	475,000
Weighted Average Exercise Price, Beginning balance	$ 1.90
Weighted Average Remaining Contractual Term (in Years), Beginning	3 years 7 months 9 days	4 years 4 months 28 days
Intrinsic Value, Beginning balance	$ 288,788
Number of Options, Granted	140,000
Weighted Average Exercise Price, Granted	$ 5.00
Intrinsic Value, Granted
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Intrinsic Value, Exercised
Number of Options, Forfeited
Weighted Average Exercise Price, Forfeited
Intrinsic Value, Forfeited
Number of Options, Expired
Weighted Average Exercise Price, Expired
Number of Options, Ending balance	615,000	475,000
Weighted Average Exercise Price, Ending balance	$ 2.59	$ 1.90
Intrinsic Value, Ending balance	$ 1,480,457	$ 288,788